Loans Receivable, Net and Allowance for Loan Losses, by Internal Risk Rating System (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Loans receivable by internal rating system [Line Items]
Total Loans	$ 85,256	$ 76,182
Real Estate Loans [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	85,094	76,082
Real Estate Loans [Member] | One-to-four Family Residential [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	45,390	41,759
Real Estate Loans [Member] | One-to-four Family Residential [Member] | Owner Occupied [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	10,272	12,153
Real Estate Loans [Member] | One-to-four Family Residential [Member] | Non-owner Occupied [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	35,118	29,606
Real Estate Loans [Member] | Multi-family Residential [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	3,315	3,715
Real Estate Loans [Member] | Commercial Real Estate and Lines of Credit [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	20,595	19,854
Real Estate Loans [Member] | Construction [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	9,765	5,263
Real Estate Loans [Member] | Home Equity [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	6,029	5,491
Consumer Non-real Estate [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	162	100
Pass [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	82,036	71,054
Pass [Member] | Real Estate Loans [Member] | One-to-four Family Residential [Member] | Owner Occupied [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	9,641	10,792
Pass [Member] | Real Estate Loans [Member] | One-to-four Family Residential [Member] | Non-owner Occupied [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	34,328	28,041
Pass [Member] | Real Estate Loans [Member] | Multi-family Residential [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	3,315	3,514
Pass [Member] | Real Estate Loans [Member] | Commercial Real Estate and Lines of Credit [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	19,536	18,733
Pass [Member] | Real Estate Loans [Member] | Construction [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	9,765	5,023
Pass [Member] | Real Estate Loans [Member] | Home Equity [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	5,295	4,862
Pass [Member] | Consumer Non-real Estate [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	156	89
Special Mention [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	1,588	2,023
Special Mention [Member] | Real Estate Loans [Member] | One-to-four Family Residential [Member] | Owner Occupied [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	500	500
Special Mention [Member] | Real Estate Loans [Member] | One-to-four Family Residential [Member] | Non-owner Occupied [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	95	325
Special Mention [Member] | Real Estate Loans [Member] | Multi-family Residential [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	0	201
Special Mention [Member] | Real Estate Loans [Member] | Commercial Real Estate and Lines of Credit [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	565	694
Special Mention [Member] | Real Estate Loans [Member] | Construction [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	0	240
Special Mention [Member] | Real Estate Loans [Member] | Home Equity [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	428	52
Special Mention [Member] | Consumer Non-real Estate [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	0	11
Substandard [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	1,214	2,368
Substandard [Member] | Real Estate Loans [Member] | One-to-four Family Residential [Member] | Owner Occupied [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	72	297
Substandard [Member] | Real Estate Loans [Member] | One-to-four Family Residential [Member] | Non-owner Occupied [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	504	1,067
Substandard [Member] | Real Estate Loans [Member] | Multi-family Residential [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	0	0
Substandard [Member] | Real Estate Loans [Member] | Commercial Real Estate and Lines of Credit [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	364	427
Substandard [Member] | Real Estate Loans [Member] | Construction [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	0	0
Substandard [Member] | Real Estate Loans [Member] | Home Equity [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	268	577
Substandard [Member] | Consumer Non-real Estate [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	6	0
Doubtful [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	418	737
Doubtful [Member] | Real Estate Loans [Member] | One-to-four Family Residential [Member] | Owner Occupied [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	59	564
Doubtful [Member] | Real Estate Loans [Member] | One-to-four Family Residential [Member] | Non-owner Occupied [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	191	173
Doubtful [Member] | Real Estate Loans [Member] | Multi-family Residential [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	0	0
Doubtful [Member] | Real Estate Loans [Member] | Commercial Real Estate and Lines of Credit [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	130	0
Doubtful [Member] | Real Estate Loans [Member] | Construction [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	0	0
Doubtful [Member] | Real Estate Loans [Member] | Home Equity [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	38	0
Doubtful [Member] | Consumer Non-real Estate [Member]
Loans receivable by internal rating system [Line Items]
Total Loans	$ 0	$ 0